Other Receivables and Prepayments, Net (Tables)	6 Months Ended
Sep. 30, 2024
Other Receivables and Prepayments, Net [Abstract]
Schedule of Prepayments and Other Receivables

Other receivables and prepayments, net consisted of the following:

	As of September 30, 2024 US$	As of March 31, 2024 US$
	(Unaudited)	(Audited)
Prepaid insurance	90,667	34,790
Receivables from Bsset Technology Limited (“Bsset”)	20,000	20,000
Others	61,639	32,659
Total	172,306	87,449
Allowance for expected credit losses	(2,076)	(2,076)
Prepayments and other receivables after allowance for expected credit losses	170,230	85,373

Schedule of Movements Allowance for Doubtful Accounts	Movements of allowance for doubtful accounts as followings:
	September 30, 2024 US$	March 31, 2024 US$
	(Unaudited)	(Audited)
At beginning and end of period/year	2,076	2,076